8-K Cover Page	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	TELEFLEX INCORPORATED
Document Period End Date	Nov. 05, 2026
Entity Incorporation, State or Country Code	DE
Entity File Number	1-5353
Entity Tax Identification Number	23-1147939
Entity Address, Address Line One	550 E. Swedesford Rd., Suite 400
Entity Address, City or Town	Wayne,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	(610)
Local Phone Number	225-6800
Title of 12(b) Security	Common Stock, par value $1 per share
Trading Symbol	TFX
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000096943
Amendment Flag	false